Property, Plant and Equipment - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [abstract]
Property, plant and equipment in process of construction	$ 81	$ 90
Deposits on property, plant and equipment	18	7
Recognised finance lease as assets	31	24
Interest costs capitalised	$ 2	$ 2
Weighted average capitalization rate (percent)	5.56%	5.56%